Secured Term Loan Facilities and Revolving Credit Facilities - May 2025 Senior Secured Term Loan and Revolving Credit Facility (Details) - Line of Credit - USD ($) $ in Thousands	May 02, 2025	Sep. 17, 2020	May 31, 2027	Dec. 31, 2025
Debt Instrument [Line Items]
Outstanding amount				$ 767,885
May 2025 Senior Secured Term Loan and Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument term	6 years
Line of credit facility, maximum borrowing capacity	$ 300,000
Outstanding amount				$ 286,600
Periodic payment	$ 6,700
Debt margin percentage	1.70%
May 2025 Senior Secured Term Loan and Revolving Credit Facility | Forecast
Debt Instrument [Line Items]
Final payment amount			$ 146,500
Term Loan | May 2025 Senior Secured Term Loan and Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 230,000
Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument term		5 years
Line of credit facility, maximum borrowing capacity		$ 210,000
Debt margin percentage		2.76%
Revolving Credit Facility | May 2025 Senior Secured Term Loan and Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 70,000